Investment Objectives and Goals	Feb. 28, 2025
WAYCROSS MANAGED RISK EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – WAYCROSS MANAGED RISK EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Waycross Managed Risk Equity Fund (the “Fund”) seeks long-term capital appreciation
Objective, Secondary [Text Block]	with a secondary emphasis on reducing portfolio risk and volatility relative to the S&P 500® Index.
WAYCROSS FOCUSED CORE EQUITY FUND
Prospectus [Line Items]
Risk/Return [Heading]	SUMMARY – WAYCROSS FOCUSED CORE EQUITY FUND
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]

The Waycross Focused Core Equity Fund (the “Fund”) seeks capital appreciation over a full market cycle, which the Fund defines as a sustained upswing in equity markets followed by a pull back and recovery.